RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Directors' fees	$ 288	$ 277
Salaries and bonuses	1,659	1,188
Share-based payments (non-cash)	990	1,601
Total	$ 2,937	$ 3,066